SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Change in dividends payable
Beginning balance	R$ 549,054		R$ 892,006
Declared dividends and other	2,994,771	[1]	2,239,495
Dividends paid to preferred shareholders	(668,022)
Dividends paid	(2,779,081)		(2,582,447)
Ending balance	R$ 96,722		R$ 549,054

[1]	The value of the dividend per share in the year ended December 31, 2024 was R$1.58 real. (R$1.27 real on December 31, 2023).